LONG-TERM SUBORDINATED NOTES - Schedule of Interest Expense Incurred Long Term Subordinated Notes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subordinated Debt
Debt Instrument [Line Items]
Interest expense incurred	$ 15	$ 17	$ 17